Insurance business - (G) Impacts of insurance and participating investment contracts recognised in the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	£ 0	£ 0
Onerous contracts issued £m	92	93
Total £m	92	93
Estimates of the present value of future cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	5,696	1,502
Onerous contracts issued £m	709	4,701
Total £m	6,405	6,203
Insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	123	56
Onerous contracts issued £m	185	203
Total £m	308	259
Claims and other directly attributable expenses
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	5,573	1,446
Onerous contracts issued £m	524	4,498
Total £m	6,097	5,944
Estimates of the present value of future cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	(5,761)	(1,577)
Onerous contracts issued £m	(630)	(4,659)
Total £m	(6,391)	(6,236)
Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	47	14
Onerous contracts issued £m	13	51
Total £m	60	65
Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	18	61
Onerous contracts issued £m	0	0
Total £m	£ 18	£ 61